Inventories	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Inventories

25. Inventories

	2023 £m	2022 £m
Raw materials and consumables	1,594	1,576
Work in progress	2,449	2,286
Finished goods	1,455	1,284
	5,498	5,146
As part of the TCFD one of the climate-related risks identified affects the metered dose inhalers (MDI). There is no impact on the recoverable value of the associated inventories held at year end.